Annual Fund Operating Expenses - The North Country Large Cap Equity Fund - The North Country Large Cap Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.99%

[1]	Other Expenses exclude extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.35%.